Taxation (Tables)	12 Months Ended
Dec. 31, 2025
Taxation
Schedule of Loss before income tax expenses

	For the years ended December 31,
	2023	2024	2025
	RMB	RMB	RMB
PRC entities	(406,503)	(233,630)	(260,092)
Non-PRC entities	215,199	199,175	163,002
Total	(191,304)	(34,455)	(97,090)

Schedule of current and deferred portion of income tax expenses and income taxes paid (net of refunds) by jurisdiction

	For the years ended December 31,
	2023	2024	2025
	RMB	RMB	RMB
Income tax expenses applicable to China operations
Current income tax expenses	—	518	390
Deferred income tax expenses	—	—	—
Subtotal income tax expenses applicable to China operations	—	518	390
Income tax expenses applicable to Non-PRC operations
Current income tax expenses	17,222	17,023	16,475
Deferred income tax benefits	(4,007)	(4,041)	(4,059)
Subtotal income tax expenses applicable to Non-PRC operations	13,215	12,982	12,416
Total income tax expenses	13,215	13,500	12,806

For the year ended
December 31, 2025

PRC	6,057
Others	59
Total	6,116

Schedule of reconciliation between the statutory income tax rate and the effective tax rate

	For the year ended
	December 31, 2025
	Amount	Percent

PRC Statutory income tax rate	(24,273)	25.0%
Foreign Tax Effects
Singapore
Statutory tax rate difference between Singapore and PRC	(2,847)	2.9%
Others	54	(0.1)%

Hong Kong
Statutory tax rate difference between Hong Kong and PRC	(7,282)	7.5%
Non-taxable income	(13,493)	13.9%
Others	(1)	0.0%

Cayman Islands
Statutory tax rate difference between Cayman Islands and PRC	(10,437)	10.8%

United States
Withholding tax	4,059	(4.2)%

Changes in valuation allowances	72,032	(74.1)%
Nontaxable or Nondeductible items
Effect of preferential tax benefits	12,582	(13.0)%
Effect of Super Deduction available to the Group	(54,855)	56.5%
Permanent differences	35,650	(36.7)%
Other Adjustments
Withholding tax	1,612	(1.7)%
Others	5	0.0%
Income tax expense	12,806	(13.2)%

	For the years ended December 31,
	2023	2024
PRC Statutory income tax rate	25.0%	25.0%
Effect of tax holiday and preferential tax benefits	(19.1)%	(42.9)%
Effect of varying tax rates available in different jurisdictions (i)	22.8%	64.8%
Permanent differences (ii)	(10.3)%	10.5%
Change in valuation allowance	(58.7)%	(241.8)%
Effect of Super Deduction available to the Group	33.4%	145.2%
Effective income tax rate	(6.9)%	(39.2)%
Effect of tax holidays inside the PRC on basic earnings per share/ADS (RMB)	0.28	0.19
(i)	For the years ended December 31, 2023 and 2024, the effect of varying tax rates in different jurisdictions is mainly driven by the interest income derived from short-term deposits and long-term deposits which are subject to an income tax rate of 0% under the tax laws of Cayman Islands, partially offset by the loss arising from overseas business which is subject to an income tax rate of 17% under the tax laws of Singapore for 2023, while the impact was not material in for 2024

(ii)	Permanent differences mainly arise from expenses not deductible for tax purposes including primarily share-based compensation costs and expenses incurred by subsidiaries and VIEs.

Schedule of tax effects of temporary differences that give rise to deferred tax asset balances

	December 31,
	2024	2025
	RMB	RMB
Tax loss carried forwards	455,210	503,635
Impairment loss of investments	47,920	65,943
Unrealized profit arising from elimination of inter-company transactions	4,478	33
Deferred revenue	1,856	2,120
Others (i)	2,557	12,757
	512,021	584,488
Less: Valuation allowance (ii)	(512,021)	(584,488)
Total deferred tax assets	—	—
Deferred tax liabilities
Identifiable intangible assets arising from the Acquisition	(18,025)	(13,575)
Unrealized gains on investments	(5,380)	(5,357)
Total deferred tax liabilities	(23,405)	(18,932)
Net deferred tax liabilities	(23,405)	(18,932)
(i)	Others primarily include the expected credit loss provision as of December 31, 2025, which mainly arose from the other receivable of a 2021 arrangement with a broadcaster (Note 8).
(ii)	Valuation allowance is provided against deferred tax assets when the Group determines that it is more likely than not that the deferred tax assets will not be utilized in the future. In making such determination, the Group considered factors including operating losses incurred in recent periods, future taxable income exclusive of reversing temporary differences and tax loss carry forwards. Valuation allowances as of December 31, 2024 and 2025 were provided for net operating loss carry forwards, because such deferred tax assets are not more likely than not to be realized based on the Group’s estimate of the future taxable income to be derived by the subsidiaries. If events including (i) future reversals of existing taxable temporary differences; (ii) future taxable income exclusive of reversing temporary differences and carry forwards; and (iii) tax planning strategies occur in the future that allow the Group to realize more of its deferred income tax than the presently recorded amounts, an adjustment to the valuation allowances will result in a decrease in tax expense when those events occur.

Schedule of movement of valuation allowance

	For the years ended December 31,
	2023	2024	2025
	RMB	RMB	RMB
Balance at beginning of the year	316,469	428,709	512,021
Additions	114,815	85,458	96,078
Reversals	(2,575)	(2,146)	(654)
Expiration of loss carry forward and impact of close of subsidiaries	—	—	(22,957)
Balance at end of the year	428,709	512,021	584,488